Going Concern and Liquidity (Details) - Going Concern and Liquidity [Member] - USD ($) $ in Thousands	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024
Going Concern and Liquidity [Line Items]
Net loss	$ 11,594	$ (14,157)
Current liability	$ 378	$ 2,054